S000058958 [Member] Expense Example, No Redemption - Carillon Eagle Growth & Income Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 569
Expense Example, No Redemption, 3 Years	769
Expense Example, No Redemption, 5 Years	986
Expense Example, No Redemption, 10 Years	1,608
Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	274
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	2,019
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	$ 894